Ancora Trust
Ancora Dividend Value Equity Fund
Schedule of Investments
March 31, 2024

	Shares	Value
Common Stocks - 98.62%

Banks - 8.49%
Bank of America Corp.	34,050	1,291,176
JP Morgan Chase & Co.	11,071	2,217,521
		3,508,697

Capital Markets - 5.39%
BlackRock, Inc.	1,050	875,385
Houlihan Lokey, Inc. Class A	10,556	1,353,174
		2,228,559

Chemicals - 2.27%
Linde Plc.	2,018	936,998
		936,998

Consumer Defensive - 1.72%
Kenvue, Inc.	33,146	711,313
		711,313

Electrical Equipment - 5.24%
Eaton Corporation Plc.	6,925	2,165,309
		2,165,309

Equity Real Estate Investment Trusts - 2.99%
Weyerhaeuser Co.	34,402	1,235,376
		1,235,376

Food Products - 2.43%
Kellanova	17,548	1,005,325
		1,005,325

Health Care Providers & Services - 8.33%
CVS Health Corp.	18,572	1,481,303
UnitedHealth Group, Inc.	3,963	1,960,496
		3,441,799

Hotels, Restaurants & Leisure - 6.26%
Marriott International, Inc.	3,525	889,393
McDonalds Corp.	4,600	1,296,970
Wyndham Hotels & Resorts, Inc.	5,240	402,170
		2,588,533

Household Products - 2.08%
Procter & Gamble Co.	5,300	859,925
		859,925

IT Services - 3.79%
Accenture Plc.	4,526	1,568,757
		1,568,757

Industrial Conglomerates - 3.48%
Honeywell International, Inc.	7,000	1,436,750
		1,436,750

Industrials - 3.6%
General Dynamics Corp.	5,267	1,487,875
		1,487,875

Oil, Gas & Consumable Fuels - 8.39%
Chevron Corp.	10,500	1,656,270
EOG Resources, Inc.	14,174	1,812,004
		3,468,274

Pharmaceuticals - 8.76%
AbbVie, Inc.	13,367	2,434,131
Johnson & Johnson	7,495	1,185,634
		3,619,765

Real Estate Investment Trusts - 1.78%
American Tower Corp.	3,730	737,011
		737,011

Semiconductors & Semiconductor Equipment - 9.00%
Broadcom, Inc.	2,318	3,072,300
		3,072,300

Software - 6.28%
Microsoft Corp.	6,175	2,597,946
		2,597,946

Specialty Retail - 4.52%
The Home Depot, Inc.	4,875	1,870,050
		1,870,050

Technology Harware, Storage & Peripheral - 4.18%
Apple, Inc.	10,075	1,727,661
		1,727,661

Textiles, Apparel & Luxury Goods - 1.2%
NIKE, Inc.	5,300	498,094
		498,094

TOTAL COMMON STOCKS (Cost $26,403,134)		40,766,316

Money Market Funds - 1.39%
First American Funds Government Obligation Class Y 4.94% (a)	572,903	572,903
		572,903

TOTAL MONEY MARKET FUNDS (Cost $572,903)		572,903

TOTAL INVESTMENTS (Cost $26,976,037) - 100%		41,339,219

Liabilities In Excess of Other Assets		(1,602)

TOTAL NET ASSETS - 100.00%		$ 41,337,617

(a) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2024.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund's assets carried at fair value:

Ancora Dividend Value Equity Fund

Valuation Inputs	Investments	Other Financial
	In Securities	Inputs
Level 1 - Quoted Prices	$ 41,339,219	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 41,339,219	- 0 -